UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10085

Hillman Capital Management Investment Trust

(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Address of principal executive offices)          (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: September 30, 2007

Item 1. REPORTS TO STOCKHOLDERS.

Annual Report 2007

The Hillman Advantage Equity Fund

The Hillman Focused Advantage Fund

September 30, 2007

No Load Shares

Class A Shares

Class B Shares

Class C Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Hillman Capital Management Funds (“Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor:     Capital Investment Group, Inc., 116 S. Franklin St., Rocky Mount, NC 27804,

Phone 1-800-773-3863.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Hillman Capital Management Funds (“Funds”) and of the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objective. Investment in the Funds is also subject to the following risks: market risk, investment advisor risk, management style risk, for the Focused Fund only: non-diversified fund risk and sector focus risk. More information about these risks and other risks can be found in the Funds’ prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

Stated performance in the Funds’ was achieved at some or all points during the year by waiving or reimbursing part of the Funds’ total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Annual Report was first distributed to shareholders on or about November 29, 2007.

For More Information on Your Hillman Capital Management Mutual Funds:

See Our Web site @ www.hillmancapital.com

or

Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

November 4, 2007

Dear Shareholder of The Hillman Funds:

Enclosed please find the annual report for The Hillman Advantage Equity Fund (the “Equity Fund”) and the Hillman Focused Advantage (the “Focused Fund”) (collectively the “Funds”) for the fiscal year ended September 30, 2007

Hillman Advantage Equity Fund Performance Update

The Equity Fund returned 11.99% for the No Load Shares, 12.41% for the Class A Shares, 12.58% for the Class B Shares and 12.65% for the Class C Shares, and the S&P 500 Total Return Index (the “S&P 500”) returned 16.44%, for the fiscal year ended September 30, 2007.

Since inception of the Equity Fund on December 29, 2000 to September 30, 2007, the Equity Fund’s No Load Shares have achieved a cumulative total return of 68.88%, versus 29.84% for the S&P 500 for the same period. For the period from the date of initial public offering of the Equity Fund’s Class A Shares, Class B Shares and Class C Shares on July 18, 2006 to September 30, 2007, the Class A Shares, Class B Shares and Class C Shares each achieved a cumulative total return of 22.92%, 22.92%, and 23.01%, respectively, versus 26.26% for the S&P 500 for the same period.

Hillman Focused Advantage Fund Performance Update

The Focused Fund returned 13.81% for the No Load Shares, 14.03% for the Class A Shares, 13.21% for the Class B Shares and 13.01% for the Class C Shares, and the S&P 500 returned 16.44%, for the fiscal year ended September 30, 2007.

Since inception of the Focused Fund on December 29, 2000 to September 30, 2007, the Focused Fund’s No Load Shares have achieved a cumulative total return of 80.57%, versus 29.84% for the S&P 500 for the same period. For the period from the date of initial public offering of the Focused Fund’s Class A Shares, Class B Shares and Class C Shares on July 18, 2006 to September 30, 2007, the Class A Shares, Class B Shares and Class C Shares each achieved a cumulative total return of 25.13%, 23.99%, and 23.77%, respectively, versus 26.26% for the S&P 500 for the same period.

Outlook

John Maynard Keynes, the noted British economist, once remarked, “There is nothing so dangerous as the pursuit of a rational investment policy in an irrational world.” Arguably, some of the greatest challenges in investing are both the pursuit of rationality and a consistent adherence to a specific discipline. Our approach here at Hillman Capital Management (HCM) is to invest in companies we believe possess a sustainable competitive advantage in their industries at times when we think their securities are undervalued. We believe that relentlessly focusing on the individual, competitive merits of the companies in which we invest is the most prudent way to achieve market out-performance over time. Often times, investors and speculators stray from their mandates in times when markets are not rewarding their methodology. Our goal here at HCM is to stay true to our principles, particularly when markets become increasingly turbulent and the broader investment outlook more uncertain.

In the first quarter of this year, we commented on the return of volatility to the major indices – the S&P 500 and the Dow Jones Industrial Average (the Dow) – and anticipated continued volitility after last year’s relatively stable ascension, the 2006 summer notwithstanding. Equity markets have rebounded from July and August losses but pronounced challenges must be addressed in order for stocks to continue their impressive multi-year rise. The recent cut in interest rates by the Federal Reserve, high cash balances by major corporations, slowing inflation, and a strong global economic picture are buoying equity markets. On the other hand, markets face the proverbial “wall of worry” comprised of elevated energy and commodity prices, a liquidity shortfall, a weak housing market, a falling dollar, geopolitical tensions, slowing domestic GDP, and the threat of increased scrutiny in the lending markets.

We believe that spending an inordinate amount of time forecasting specific, and often times erratic, short-term data points is a fruitless endeavor that adds little value to our company specific precept and long-term horizon. We do examine broad themes, but our focus remains the competitive merits of the businesses in which we invest.

Interest rates and credit markets have received significant attention this year as both are closely linked to stock market valuations. On Tuesday, September 18th, the Federal Reserve cut interest rates for the first time in more than four years. The Federal Open Market Committee cut the Fed Funds Target Rate by 50 basis points from 5.25% to 4.75% and remarked that “today’s action is intended to forestall some of the adverse affects on the broader economy that might otherwise arise from the disruption in financial markets and to promote moderate growth over time.1” The Fed went on to say that “economic growth was moderate during the first half of the year, but the tightening of credit conditions has the potential to intensify the housing correction and to restrain economic growth more generally.” In this context, the “financial disruption” alluded to by the Fed is the credit market, including both the consumer (mortgages) and corporate sub-sectors. On the consumer side, U.S. foreclosures showed a 36% increase in August when compared to July. There were approximately 243,947 foreclosure filings – default notices, auction sale notices, and bank repossessions – in August; this means approximately one filing for every 510 U.S. households2. On the corporate debt side, the significant decrease in private equity activity is evidence of a diminished appetite for both lending and risk - resulting in many financing arrangements either stalling or being cancelled altogether. Thus, the rate cut has added needed liquidity to the credit markets. For example, on the day immediately following the rate cut, several companies, including General Electric Co. and Lehman Brothers Holdings Inc., filed for large debt offerings3. On the consumer side, the lower interest rates should prevent some marginal borrowers from defaulting on loans – limiting, but not entirely stemming, further trouble in the mortgage finance marketplace.

The future direction of interest rates is somewhat less clear. In previous policy statements, the Fed seemed determined to slow inflation, even at the cost of economic growth. For over four years, in what seemed like an endless cycle of tightening, the Fed warned of inflation as the price of housing, energy, and general goods and services continued to increase. The recent shift in policy - while deemed necessary and championed by the markets as evinced by a sharp increase in the Dow on September 18th - may have certain unintended consequences, like reigniting the fear of inflation. Lower rates typically stimulate the economy by making borrowing easier, but they [lower rates] also increase the tendency for prices to rise. Consequently, the outlook for interest rates is less clear than in quarters past, as the Fed and markets alike must balance inflationary pressures along with the need for liquidity in the financial system.

On balance, we believe that equity markets will provide solid returns over time and these interim concerns will be viewed as fleeting in the coming quarters. We continue to view both the short-run interest rate uncertainty and the continued turmoil in the housing market as temporary

_________________________

1  Press Release of the Federal Open Market Committee, The Federal Reserve Bank, September 18, 2007

2  The Wall Street Journal. “U.S. Foreclosures Continue to Surge” September 19, 2007

3  The Wall Street Journal. “Credit Markets Show Revival after Rate Cut”, September 20, 2007 phenomena. We plan to continue to adhere to this strategy of investing in companies we believe to have competitive advantage in their industries at times when their securities are undervalued in our effort to help clients participate in market advances without unreasonable risk. By using the strategy, we hope the Funds will outperform the market over time.

We urge our investors to act prudently. We believe the long-term value of an investment is not defined by temporary investor sentiment but by sound principles of finance, such as the present value of cash flows, dividends, or earnings an underlying asset can produce. We believe that our disciplined focus on quality companies with competitive advantage will continue to be a favorable investment strategy into the future.

We appreciate the opportunity to serve as your Fund’s Investment Adviser.

Sincerely,

Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objective. Investment in the Funds is also subject to the following risks: market risk, investment advisor risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, short sales risk, for the Focused Fund only: management style risk, non-diversified fund risk, and sector focus risk. More information about these risks and other risks can be found in the Funds’ prospectus.

The S&P 500 Total Return Index is the Standard & Poor’s Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. It is not possible to invest in this index.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

Statements in this Annual Report reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.

Underwriter and Distributor: Capital Investment Group, Inc.

116 South Franklin Street, Rocky Mount, NC 27804

Phone (800) 773-3863

The Hillman Advantage Equity Fund No Load Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from December 29, 2000 (Date of Initial Public Investment) to September 30, 2007

Performance Returns for the periods ended September 30, 2007
Average Annual Total Returns	One Year	Five Year	Since Inception*	Gross Expense Ratio
The Hillman Advantage Equity Fund No Load Shares	11.99%	14.41%	8.07%	2.11%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
The Hillman Advantage Equity Fund No Load Shares	68.88%	$16,888
S&P 500 Total Return Index	29.84%	$12,984
* The No Load Shares’ inception date – December 29, 2000 (Date of Initial Public Investment).

The graph assumes an initial $10,000 investment at December 29, 2000 (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Advantage Equity Fund - No Load Shares (the “Fund”) versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

	The Hillman Advantage Equity Fund - No Load Shares	S&P 500 Total Return Index
12/29/2000	$10,000	$10,000
9/30/2001	8,750	7,961
9/30/2002	8,614	6,330
9/30/2003	10,635	7,874
9/30/2004	12,084	8,967
9/30/2005	13,658	10,065
9/30/2006	15,866	11,151
9/30/2007	16,888	12,984

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period*
Actual	$1,000.00	$1,057.70	$7.63
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.49

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 1.48%. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the number of days in the six month period ending September 30, 2007).

The Hillman Advantage Equity Fund Class A Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2007

Performance Returns for the periods ended September 30, 2007
Average Annual Total Returns	One Year	Since Inception*	Gross Expense Ratio
The Hillman Advantage Equity Fund - Class A Shares - No Sales Load	12.41%	18.72%	2.48%
The Hillman Advantage Equity Fund - Class A Shares - 5.75% Maximum Sales Load	5.95%	13.02%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
The Hillman Advantage Equity Fund - Class A Shares - No Sales Load	22.92%	$12,292
The Hillman Advantage Equity Fund - Class A Shares - 5.75% Maximum Sales Load	15.86%	$11,586
S&P 500 Total Return Index	26.26%	$12,626
*The Fund’s inception date – July 18, 2006 (Date of Initial Public Offering).

The graph assumes an initial $10,000 investment ($9,425 after maximum sales load of 5.75%) at July 18, 2006 (Date of Initial Public Offering). All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Advantage Equity Fund - Class A Shares (the “Fund”) versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

	The Hillman Advantage Equity Fund - Class A Shares	S&P 500 Total Return Index
7/18/2006	$9,425	$10,000
9/30/2006	10,306	10,844
12/31/2006	10,966	11,570
3/31/2007	10,918	11,644
6/30/2007	11,432	12,375
9/30/2007	11,586	12,626

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period*
Actual	$1,000.00	$1,061.10	$6.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.85	$6.28

* Actual Expenses are equal to the Fund’s annualized expense ratio 1.24% multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the six month period ending September 30, 2007).

The Hillman Advantage Equity Fund Class B Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2007

Performance Returns for the periods ended September 30, 2007
Total Returns	One Year	Since Inception*	Gross Expense Ratio
The Hillman Advantage Equity Fund - Class B S hares - No Sales Charge	12.58%	18.72%	3.23%
The Hillman Advantage Equity Fund - Class B Shares - Maximum Sales Charge	8.58%	15.50%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
The Hillman Advantage Equity Fund - Class B Shares - No Sales Charge	22.92%	$12,292
The Hillman Advantage Equity Fund - Class B Shares - Maximum Sales Charge	18.92%	$11,892
S&P 500 Total Return Index	26.26%	$12,626
*The Fund’s inception date – July 18, 2006 (Date of Initial Public Offering).

The graph assumes an initial $10,000 investment at July 18, 2006 (Date of Initial Public Offering). The table and graph above includes the maximum contingent deferred sales charge (“CDSC”) corresponding to the length of time that the investment as held as noted. The CDSC for the Class B Shares declines from 5% to 0% over seven years; and the Class B Shares are converted to Class A Shares of the Fund after eight years, without the imposition of any sales charges. All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Advantage Equity Fund – Class B Shares (the “Fund”) versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

	The Hillman Advantage Equity Fund - Class B Shares	S&P 500 Total Return Index
7/18/2006	$10,000	$10,000
9/30/2006	10,919	10,844
12/31/2006	11,594	11,570
3/31/2007	11,543	11,644
6/30/2007	12,045	12,375
9/30/2007	11,892	12,626

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include CDCS fees on redemption payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as CDCS fees on redemption payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period*
Actual	$1,000.00	$1,064.90	$6.42
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.85	$6.28

* Actual Expenses are equal to the Fund’s annualized expense ratio 1.24% multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the six month period ending September 30, 2007).

The Hillman Advantage Equity Fund Class C Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2007

Performance Returns for the periods ended September 30, 2007
Total Returns	One Year	Since Inception*	Gross Expense Ratio
The Hillman Advantage Equity Fund - Class C Shares – No Sales Charge	12.65%	18.79%	3.23%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
The Hillman Advantage Equity Fund - Class C Shares – No Sales Charge	23.01%	$12,301
S&P 500 Total Return Index	26.26%	$12,626
*The Fund’s inception date – July 18, 2006(Date of Initial Public Offering).

The graph assumes an initial $10,000 investment at July 18, 2006 (Date of Initial Public Offering). The deduction of the maximum contingent deferred sales charge (“CDSC”) is not reflected in the graph because the 1% CDSC for the Class C Shares is imposed on proceeds redeemed within 1 year of the purchase date. The CDSC may be waived or reduced under certain circumstances. All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Advantage Equity Fund – Class C Shares (the “Fund”) versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

	The Hillman Advantage Equity Fund - Class C Shares	S&P 500 Total Return Index
7/18/2006	$10,000	$10,000
9/30/2007	10,919	10,844
12/31/2006	11,594	11,570
3/31/2007	11,543	11,644
6/30/2007	12,054	12,375
9/30/2007	12,301	12,626

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include CDCS fees on redemption payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as CDCS fees on redemption payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period*
Actual	$1,000.00	$1,065.60	$6.42
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.85	$6.28

* Actual Expenses are equal to the Fund’s annualized expense ratio 1.24% multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the six month period ending September 30, 2006).

The Hillman Advantage Equity Fund

Schedule of Investments

As of September 30, 2007
	Shares	Market Value (Note 1)		Shares	Market Value (Note 1)

COMMON STOCKS - 97.43%			Hand/Machine Tools - 1.92%
			Black & Decker Corporation	6,000	$ 499,800
Aerospace/Defense - 4.81%
Goodrich Corporation	9,700	$ 661,831	Healthcare - Products - 2.02%
The Boeing Company	5,600	587,944	Johnson & Johnson	8,000	525,600
		1,249,775
Apparel - 2.71%			Healthcare - Services - 2.71%
Nike, Inc.	12,000	703,920	Aetna Inc.	13,000	705,510

Biotechnology - 1.72%			Home Builders - 1.65%
* Amgen Inc.	7,900	446,903	D.R. Horton, Inc.	33,400	427,854

Chemicals - 2.48%			Household Products/Wares - 1.88%
E.I. du Pont de Nemours			The Clorox Company	8,000	487,920
and Company	13,000	644,280
			Internet - 3.63%
Computers - 5.40%			* Akamai Technologies, Inc.	16,000	459,680
Hewlett-Packard Company	14,000	697,060	* Yahoo! Inc.	18,000	483,120
International Business Machines					942,800
Corporation	6,000	706,800	Media - 4.24%
		1,403,860	The Walt Disney Company	16,000	550,240
Cosmetics/Personal Care - 2.17%			Time Warner Inc.	30,000	550,800
The Procter & Gamble					1,101,040
Company	8,000	562,720	Miscellaneous Manufacturing - 4.91%
			3M Co.	7,000	655,060
Diversified Financial Services - 8.28%			General Electric Company	15,000	621,000
Citigroup Inc.	10,000	466,700			1,276,060
JPMorgan Chase & Co.	11,300	517,766	Oil & Gas - 2.21%
Lehman Brothers Holdings Inc.	8,377	517,112	Exxon Mobil Corporation	6,200	573,872
The Goldman Sachs Group, Inc.	3,000	650,220
		2,151,798	Pharmaceuticals - 4.10%
Electric - 2.09%			Merck & Co., Inc.	11,000	568,590
Southern Company	15,000	544,200	Pfizer Inc.	20,400	498,372
					1,066,962
Financial Services - 2.26%			Real Estate Investment Trust - 1.99%
Allied Capital Corporation	20,000	587,800	Host Hotels & Resorts, Inc.	23,000	516,120

Food - 10.29%			Retail - 10.25%
Campbell Soup Company	14,000	518,000	Brinker International, Inc.	18,000	493,920
H.J. Heinz Company	12,000	554,400	McDonald's Corporation	13,000	708,110
Kellogg Company	11,000	616,000	Target Corporation	9,000	572,130
McCormick & Company, Inc.	13,000	467,610	The Home Depot, Inc.	14,000	454,160
Whole Foods Market, Inc.	10,600	518,976	Wal-Mart Stores, Inc.	10,000	436,500
		2,674,986			2,664,820

					(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments

As of September 30, 2007
	Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)			Summary of Investments by Industry
				% of Net Assets	Market
Semiconductors - 2.49%			Industry		Value
Intel Corporation	25,000	$ 646,500	Aerospace/Defense	4.81%	$ 1,249,775
			Apparel	2.71%	703,920
Software - 2.50%			Biotechnology	1.72%	446,903
* Oracle Corporation	30,000	649,500	Chemicals	2.48%	644,280
			Computers	5.40%	1,403,860
Telecommunications - 6.70%			Cosmetics/Personal Care	2.17%	562,720
AT&T Inc.	13,400	566,954	Diversified Financial Services	8.28%	2,151,798
Motorola, Inc.	27,500	509,575	Electric	2.09%	544,200
Verizon Communications, Inc.	15,000	664,200	Financial Services	2.26%	587,800
		1,740,729	Food	10.29%	2,674,986
Transportation - 2.02%			Hand/Machine Tools	1.92%	499,800
FedEx Corp.	5,000	523,750	Healthcare - Products	2.02%	525,600
			Healthcare - Services	2.71%	705,510
Total Common Stocks (Cost $20,073,747)		25,319,079	Home Builders	1.65%	427,854
			Household Products/Wares	1.88%	487,920
INVESTMENT COMPANY - 1.64%			Internet	3.63%	942,800
Evergreen Institutional Money Market Fund, 5.26%			Investment Company	1.64%	426,351
(Cost $426,351)	426,351	426,351	Media	4.24%	1,101,040
			Miscellaneous Manufacturing	4.91%	1,276,060
Total Investments (Cost $20,500,098) - 99.07%		$ 25,745,430	Oil & Gas	2.21%	573,872
Other Assets Less Liabilities - 0.93%		241,007	Pharmaceuticals	4.10%	1,066,962
			Real Estate Investment Trust	1.99%	516,120
Net Assets - 100.00%		$ 25,986,437	Retail	10.25%	2,664,820
			Semiconductors	2.49%	646,500
*	Non-income producing investment.		Software	2.50%	649,500
			Telecommunications	6.70%	1,740,729
			Transportation	2.02%	523,750
			Total	99.07%	$ 25,745,430

See Notes to Financial Statements

The Hillman Focused Advantage Fund No Load Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from December 29, 2000 (Date of Initial Public Investment) to September 30, 2007

Performance Returns for the periods ended September 30, 2007.
Average Annual Total Returns	One Year	Five Year	Since Inception*	Gross Expense Ratio
The Hillman Focused Advantage Fund No Load Shares	13.81%	22.49%	9.14%	1.62%
Cumulative Total Investment Returns	Since Inception*		Final Value of $10,000 Investment
The Hillman Focused Advantage Fund No Load Shares	80.57%		$18,057
S&P 500 Total Return Index	29.84%		$12,984
* The No Load Shares’ inception date – December 29, 2000 (Date of Initial Public Investment).

The graph assumes an initial $10,000 investment at December 29, 2000 (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Focused Advantage Fund - No Load Shares (the “Fund”) versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

	The Hillman Focused Advantage Fund - No Load Shares	S&P 500 Total Return Index
12/29/2000	$10,000	$10,000
9/30/2001	7,500	7,961
9/30/2002	6,550	6,330
9/30/2003	9,668	7,874
9/30/2004	11,874	8,967
9/30/2005	14,806	10,065
9/30/2006	15,866	11,151
9/30/2007	18,057	12,984

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period*
Actual	$1,000.00	$1,065.10	$7.66
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.49

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 1.48%. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the number of days in the six month period ending September 30, 2007).

The Hillman Focused Advantage Fund  Class A Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2007

Performance Returns for the periods ended September 30, 2007
Average Annual Total Returns	One Year	Since Inception*	Gross Expense Ratio
The Hillman Focused Advantage Fund - Class A Shares No Sales Load	14.03%	20.49%	1.83%
The Hillman Focused Advantage Fund - Class A Shares 5.75% Maximum Sales Load	7.48	14.70%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
The Hillman Focused Advantage Fund - Class A Shares No Sales Load	25.13%	$12,513
The Hillman Focused Advantage Fund - Class A Shares 5.75% Maximum Sales Load	17.94%	$11,794
S&P 500 Total Return Index	26.26%	$12,626
*The Fund’s inception date – July 18, 2006(Date of Initial Public Offering).

The graph assumes an initial $10,000 investment ($9,425 after maximum sales load of 5.75%) at July 18, 2006 (Date of Initial Public Offering). All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Focused Advantage Fund - Class A Shares (the “Fund”) versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

	The Hillman Focused Advantage Fund - Class A Shares	S&P 500 Total Return Index
7/18/2006	$9,425	$10,000
9/30/2006	10,343	10,844
12/31/2006	11,179	11,570
3/31/2007	11,071	11,644
6/30/2007	11,688	12,375
9/30/2007	11,794	12,626

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period*
Actual	$1,000.00	$1,065.30	$7.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.65	$7.49

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 1.48%. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the number of days in the six month period ending September 30, 2007).

The Hillman Focused Advantage Fund  Class B Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2007

Performance Returns for the periods ended September 30, 2007
Average Annual Total Returns	One Year	Since Inception*	Gross Expense Ratio
The Hillman Focused Advantage Fund - Class B Shares – No Sales Charge	13.21%	19.58%	2.58%
The Hillman Focused Advantage Fund - Class B Shares – Maximum Sales Charge	9.21%	16.36%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
The Hillman Focused Advantage Fund - Class B Shares – No Sales Charge	23.99%	$12,399
The Hillman Focused Advantage Fund - Class B Shares – Maximum Sales Charge	19.99%	$11,999
S&P 500 Total Return Index	26.26%	$12,626
*The Fund’s inception date – July 18, 2006(Date of Initial Public Offering).

The graph assumes an initial $10,000 investment at July 18, 2006 (Date of Initial Public Offering). The table and graph above includes the maximum contingent deferred sales charge (“CDSC”) corresponding to the length of time that the investment as held as noted. The CDSC for the Class B Shares declines from 5% to 0% over seven years; and the Class B Shares are converted to Class A Shares of the Fund after eight years, without the imposition of any sales charges. All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Focused Advantage Fund – Class B Shares (the “Fund”) versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

	The Hillman Focused Advantage Fund - Class B Shares	S&P 500 Total Return Index
7/18/2006	$10,000	$10,000
9/30/2006	10,952	10,844
12/31/2006	11,827	11,570
3/31/2007	11,681	11,644
6/30/2007	12,301	12,375
9/30/2007	11,999	12,626

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include CDCS fees on redemption payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as CDCS fees on redemption payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period*
Actual	$1,000.00	$1,061.40	$9.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.09	$9.75

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 1.93%. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the number of days in the six month period ending September 30, 2007).

The Hillman Focused Advantage Fund  Class C Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2007

Performance Returns for the periods ended September 30, 2007
Average Annual Total Returns	One Year	Since Inception*	Gross Expense Ratio
The Hillman Focused Advantage Fund - Class C Shares – No Sales Charge	13.01%	19.40%	2.58%
Cumulative Total Investment Returns	Since Inception*		Final Value of $10,000 Investment
The Hillman Focused Advantage Fund - Class C Shares – No Sales Charge	23.77%		$12,377
S&P 500 Total Return Index	26.26%		$12,626
*The Fund’s inception date – July 18, 2006(Date of Initial Public Offering).

The graph assumes an initial $10,000 investment at July 18, 2006 (Date of Initial Public Offering). The deduction of the maximum contingent deferred sales charge (“CDSC”) is not reflected in the graph because the 1% CDSC for the Class C Shares is imposed on proceeds redeemed within 1 year of the purchase date. The CDSC may be waived or reduced under certain circumstances. All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Focused Advantage Fund – Class C Shares (the “Fund”) versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

	The Hillman Focused Advantage Fund - Class C Shares	S&P 500 Total Return Index
7/18/2006	$10,000	$10,000
9/30/2006	10,952	10,844
12/31/2006	11,827	11,570
3/31/2007	11,658	11,644
6/30/2007	12,286	12,375
9/30/2007	12,377	12,626

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include CDCS fees on redemption payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as CDCS fees on redemption payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period*
Actual	$1,000.00	$1,061.40	$11.42
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.99	$11.16

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 2.21%. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the number of days in the six month period ending September 30, 2007).

The Hillman Focused Advantage Fund

Schedule of Investments

As of September 30, 2007
	Shares	Market Value (Note 1)		Shares	Market Value (Note 1)

COMMON STOCKS - 96.22%			Telecommunications - 14.66%
			AT&T Inc.	121,000	$ 5,119,510
Aerospace/Defense - 10.38%			Motorola, Inc.	263,000	4,873,390
Goodrich Corporation	85,000	$5,799,550	Verizon Communications, Inc.	126,500	5,601,420
The Boeing Corporation	50,000	5,249,500			15,594,320
		11,049,050	Transportation - 4.28%
Chemicals - 4.42%			FedEx Corp.	43,500	4,556,625
E.I. du Pont de Nemours and
Company	95,000	4,708,200	Total Common Stocks (Cost $95,021,051)		102,377,280

Computers - 5.15%			INVESTMENT COMPANY - 2.96%
Hewlett-Packard Company	110,000	5,476,900	Evergreen Institutional Money Market Fund, 5.26%
			(Cost $3,145,025)	3,145,025	3,145,025
Diversified Financial Services - 13.82%
Citigroup Inc.	112,000	5,227,040	Total Investments
JPMorgan Chase & Co.	102,866	4,713,320	(Cost $98,166,076) - 99.18%		$ 105,522,305
The Goldman Sachs Group,			Other Assets Less Liabilities - 0.82%		871,966
Inc.	22,000	4,768,280
		14,708,640	Net Assets - 100.00%		$ 106,394,271
Financial Services - 4.30%
Allied Capital Corporation	155,500	4,570,145	*	Non-income producing investment.

Food - 4.83%			Summary of Investments by Industry
Whole Foods Market, Inc.	105,000	5,140,800		% of Net Assets	Market
			Industry		Value
Healthcare - Services - 5.05%			Aerospace/Defense	10.38%	$ 11,049,050
Aetna Inc.	99,000	5,372,730	Chemicals	4.42%	4,708,200
			Computers	5.15%	5,476,900
Home Builders - 4.64%			Diversified Financial Services	13.82%	14,708,640
D.R. Horton, Inc.	385,000	4,931,850	Financial Services	4.30%	4,570,145
			Food	4.83%	5,140,800
Internet - 4.75%			Healthcare - Services	5.05%	5,372,730
* Akamai Technologies, Inc.	176,000	5,056,480	Home Builders	4.64%	4,931,850
			Internet	4.75%	5,056,480
Miscellaneous Manufacturing - 5.23%			Investment Company	2.96%	3,145,025
General Electric Company	134,500	5,568,300	Miscellaneous Manufacturing	5.23%	5,568,300
			Oil & Gas	5.22%	5,553,600
Oil & Gas - 5.22%			Real Estate Investment Trust	4.79%	5,093,880
Exxon Mobil Corporation	60,000	5,553,600	Retail	4.70%	4,995,760
			Telecommunications	14.66%	15,594,320
Real Estate Investment Trust - 4.79%			Transportation	4.28%	4,556,625
Host Hotels & Resorts, Inc.	227,000	5,093,880	Total	99.18%	$ 105,522,305

Retail - 4.70%
The Home Depot, Inc.	154,000	4,995,760

See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Assets and Liabilities

	Advantage Equity	Focused Advantage
As of September 30, 2007	Fund	Fund

Assets:
Investments, at cost	$20,500,098	$98,166,076
Investments, at value (note 1)	$25,745,430	$105,522,305
Receivables:
Investments sold	196,092	-
Fund shares sold	555	798,352
Dividends and Interest	25,310	145,686
Due from affiliates:
Advisor	15,380	1,732
Prepaid expenses
Fund accounting fees	4,500	4,500
Compliance fees	646	646
Other expenses	28,491	38,868
Total Assets	26,016,404	106,512,089

Liabilities:
Payables:
Fund shares repurchased	773	46,718
Accrued expenses	28,244	44,794
Disbursements in excess of cash demand	950	26,306
Total Liabilities	29,967	117,818

Net Assets	$25,986,437	$106,394,271

Net Assets Consist of:
Capital	19,607,670	93,420,090
Undistributed net realized gain on investments	1,133,435	5,617,952
Net unrealized appreciation on investments	5,245,332	7,356,229
Total Net Assets	$25,986,437	$106,394,271

No Load Shares Outstanding, no par value (unlimited shares authorized)	1,821,831	6,508,696
Net Assets- No Load Shares	$25,949,568	$105,093,438
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$14.24	$16.15

Class A Shares Outstanding, no par value (unlimited shares authorized)	855	36,327
Net Assets- Class A Shares	$12,291	$588,727
Net Asset Value and Redemption Price Per Share	$14.38	$16.21
Offering Price Per Share (Net Asset Value ÷ 0.9425)	$15.26	$17.20

Class B Shares Outstanding, no par value (unlimited shares authorized)	851	7,438
Net Assets- Class B Shares	$12,289	$119,854
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (a)	$14.44	$16.11

Class C Shares Outstanding, no par value (unlimited shares authorized)	851	36,668
Net Assets- Class C Shares	$12,289	$592,252
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (a)	$14.44	$16.15

(a) Class B and C shares have a contingent deferred sales charge (note 1).

See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Operations

	Advantage Equity	Focused Advantage
For the fiscal year ended September 30, 2007	Fund	Fund

Investment Income:
Dividends	$510,738	$1,961,557

Total Income	510,738	1,961,557

Expenses:
Advisory fees (note 2)	255,795	944,603
Administration fees (note 2)	31,974	106,961
Transfer agent fees (note 2)	43,255	48,757
Registration and filing administration fees (note 2)	31,450	31,562
Fund accounting fees (note 2)	56,558	63,446
Compliance services fees (note 2)	7,750	7,750
Custody fees (note 2)	7,483	33,048
Distribution and service fees - No Load Shares (note 3)	62,305	229,729
Distribution and service fees - Class A Shares (note 3)	-	644
Distribution and service fees - Class B Shares (note 3)	-	244
Distribution and service fees - Class C Shares (note 3)	-	3,794
Legal fees	23,053	24,413
Audit and tax preparation fees	14,500	15,000
Registration and filing expenses	55,243	73,854
Printing expenses	529	3,937
Trustees' fees and meeting expenses	6,286	6,286
Securities pricing fees	3,915	1,740
Other operating expenses	12,947	30,737

Total Expenses	613,043	1,626,505

Advisory fees waived (note 2)	(224,477)	(219,575)
Transfer agent fees waived (note 2)	(9,000)	(1,628)

Net Expenses	379,566	1,405,302

Net Investment Income	131,172	556,255

Net Realized and Unrealized Gain from Investments:
Net realized gain from investments	1,136,565	5,810,089
Capital gain distribution from other investment companies	33,580	251,016
Change in unrealized appreciation on investments	1,539,309	4,933,745

Net Realized and Unrealized Gain on Investments	2,709,454	10,994,850

Net Increase in Net Assets Resulting from Operations	$ 2,840,626	$ 11,551,105

See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Changes in Net Assets

	Advantage Equity Fund		Focused Advantage Fund
For the fiscal years ended September 30,	2007	2006	2007	2006

Operations:
Net investment income	$ 131,172	$ 140,134	$ 556,255	$ 505,183
Net realized gain from investment transactions	1,136,565	1,767,879	5,810,089	5,812,827
Capital gain distributions from other
investment companies	33,580	27,760	251,016	30,500
Change in unrealized appreciation on investments	1,539,309	144,350	4,933,745	(2,164,093)
Net Increase in Net Assets Resulting from Operations	2,840,626	2,080,123	11,551,105	4,184,417
Distributions to Shareholders: (note 5)
Net investment income - No Load Class Shares	(167,837)	(251,827)	(810,378)	(506,930)
Net investment income - Class A Shares	(35)	(16)	(4,830)	(14)
Net investment income - Class B Shares	-	-	(682)	-
Net investment income - Class C Shares	-	-	(1,386)	-
Net realized gain from investment transactions -
No Load Class Shares	(1,765,101)	(261,624)	(5,767,892)	(2,294,247)
Net realized gain from investment transactions -
Class A Shares	(806)	-	(1,823)	-
Net realized gain from investment transactions -
Class B Shares	(805)	-	(1,090)	-
Net realized gain from investment transactions -
Class C Shares	(805)	-	(10,561)	-
Decrease in Net Assets Resulting from Distributions	(1,935,389)	(513,467)	(6,598,642)	(2,801,191)
Capital Share Transactions: (note 6)
No Load Shares
Shares sold	1,568,359	3,860,040	66,339,672	76,442,383
Reinvested dividends and distributions	1,905,648	509,863	5,468,407	2,603,468
Shares repurchased	(1,971,818)	(2,453,740)	(49,787,080)	(67,461,663)
Class A Shares
Shares sold	-	10,000	585,765	10,000
Reinvested dividends and distributions	841	16	6,582	14
Shares repurchased	-	-	(19,091)	-
Class B Shares
Shares sold	-	10,000	105,878	10,000
Reinvested dividends and distributions	805	-	1,772	-
Shares repurchased	-	-	-	-
Class C Shares
Shares sold	-	10,000	565,660	10,000
Reinvested dividends and distributions	805	-	11,947	-
Shares repurchased	-	-	(14,896)	-
Increase from Capital Share Transactions	1,504,640	1,946,179	23,264,616	11,614,202
Net Increase in Net Assets	2,409,877	3,512,835	28,217,079	12,997,428

Net Assets:
Beginning of Year	23,576,560	20,063,725	78,177,192	65,179,764
End of Year	$25,986,437	$23,576,560	$106,394,271	$78,177,192

Undistributed Net Investment Income	$ -	$ -	$ -	$ 6,219
See Notes to Financial Statements

Hillman Capital Management Funds

Financial Highlights
	Advantage Equity Fund
For a share outstanding during the			No Load
fiscal year or period ended September 30,	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$13.75	$12.76	$11.56	$10.25	$8.51
Income from Investment Operations:
Net investment income	0.07	0.08	0.09	0.13	0.14
Net realized and unrealized gain on securities	1.53	1.23	1.40	1.27	1.83
Total from Investment Operations	1.60	1.31	1.49	1.40	1.97
Less Distributions:
Dividends (from net investment income)	(0.09)	(0.15)	(0.10)	(0.09)	(0.15)
Distributions (from capital gains)	(1.02)	(0.17)	(0.19)	-	(0.08)
Total Distributions	(1.11)	(0.32)	(0.29)	(0.09)	(0.23)

Net Asset Value, End of Period	$14.24	$13.75	$12.76	$11.56	$10.25

Total Return	11.99%	10.41%	13.02%	13.63%	23.46%
Net Assets, End of Period (in thousands)	$25,950	$23,544	$20,064	$15,354	$11,754
Average Net Assets for the Period (in thousands) $	25,544	$20,994	$18,682	$14,244	$8,448
Ratio of Gross Expenses to Average Net Assets (b) 2.40%		2.11%	2.18%	2.24%	2.61%
Ratio of Net Expenses to Average Net Assets (b)	1.49%	1.61%	1.75%	1.75%	1.83%
Ratio of Net Investment
Income to Average Net Assets	0.51%	0.67%	0.81%	1.15%	1.62%

Portfolio Turnover Rate	12.18%	38.18%	12.11%	17.14%	19.71%
	Focused Advantage Fund
For a share outstanding during the			No Load
fiscal year or period ended September 30,	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$15.26	$14.73	$ 11.82	$ 9.63	$ 6.55
Income from Investment Operations:
Net investment income	0.09	0.09	-	0.03	0.04
Net realized and unrealized gain (loss) on securities	1.97	0.95	2.92	2.17	3.08
Total from Investment Operations	2.06	1.04	2.92	2.20	3.12
Less Distributions:
Dividends (from net investment income)	(0.13)	(0.09)	(0.01)	(0.01)	(0.04)
Distributions (from capital gains)	(1.04)	(0.42)	-	-	-
Total Distributions	(1.17)	(0.51)	(0.01)	(0.01)	(0.04)

Net Asset Value, End of Period	$16.15	$15.26	$ 14.73	$ 11.82	$ 9.63

Total Return	13.81%	7.15%	24.69%	22.82%	47.60%
Net Assets, End of Period (in thousands) $	105,093	$78,144	$65,180	$ 11,851	$ 5,157
Average Net Assets for the Period (in thousands) $	93,766	$88,103	$32,265	$ 8,329	$ 3,879
Ratio of Gross Expenses to Average Net Assets (b)	1.71%	1.62%	1.89%	2.58%	3.93%
Ratio of Net Expenses to Average Net Assets (b)	1.48%	1.53%	1.75%	1.75%	2.10%
Ratio of Net Investment
Income (Loss) to Average Net Assets 0.60%		0.57%	0.02%	0.39%	0.53%

Portfolio Turnover Rate	37.86%	43.27%	39.94%	37.80%	41.37%

(a)		For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006.
(b)		The expense ratios listed reflect the total expenses prior to any waivers (gross expense ratio) and after any waviers (net expense ratio).
(c)	Total return does not reflect payment of sales charge.
(d) Annualized.
See Notes to Financial Statements
                                                                                                                                                         (Continued)

Hillman Capital Management Funds

Financial Highlights
			Advantage Equity Fund
Class A				Class B			Class C
2007		2006 (a)		2007	2006 (a)		2007	2006 (a)

$ 13.79		$ 12.62		$ 13.81	$ 12.62		$ 13.81	$ 12.62

0.10		0.02		0.10	0.02		0.10	0.02
1.55		1.17		1.55	1.17		1.55	1.17
1.65		1.19		1.65	1.19		1.65	1.19

(0.04)		(0.02)		-	-		-	-
(1.02)		-		(1.02)	-		(1.02)	-
(1.06)		(0.02)		(1.02)	-		(1.02)	-

$ 14.38		$ 13.79		$ 14.44	$ 13.81		$ 14.44	$ 13.81

12.36%	(c)	9.43%	(c)	12.33%	9.43%		12.33%	9.43%
$ 12		$ 11		$ 12	$ 11		$ 12	$ 11
$ 12		$ 10		$ 12	$ 10		$ 12	$ 10
2.15%		2.23%	(d)	2.15%	2.23%	(d)	2.15%	2.23%	(d)
1.24%		1.24%	(d)	1.24%	1.24%	(d)	1.24%	1.24%	(d)

0.76%		0.91%	(d)	0.76%	0.91%	(d)	0.76%	0.91%	(d)

12.18%		38.18%		12.18%	38.18%		12.18%	38.18%

Focused Advantage Fund
Class A				Class B			Class C
2007		2006 (a)		2007	2006 (a)		2007	2006 (a)

$ 15.31		$ 13.97		$ 15.33	$ 13.97		$ 15.33	$ 13.97

0.06		0.03		0.03	0.03		0.01	0.03
2.03		1.33		1.90	1.33		1.91	1.33
2.09		1.36		1.93	1.36		1.92	1.36

(0.15)		(0.02)		(0.11)	-		(0.06)	-
(1.04)		-		(1.04)	-		(1.04)	-
(1.19)		(0.02)		(1.15)	-		(1.10)	-

$ 6.21		$ 15.31		$ 6.11	$ 15.33		$ 16.15	$ 15.33

14.03%	(c)	9.74%	(c)	12.92%	9.74%		13.01%	9.74%
$ 589		$ 11		$ 120	$ 11		$ 592	$ 11
$ 269		$ 10		$ 35	$ 10		$ 390	$ 10
1.71%		1.58%	(d)	2.16%	1.58%	(d)	2.44%	1.58%	(d)
1.48%		1.24%	(d)	1.93%	1.24%	(d)	2.21%	1.24%	(d)

0.60%		0.93%	(d)	0.15%	0.93%	(d)	(0.13%)	0.93%	(d)

37.86%		43.27%		37.86%	43.27%		37.86%	43.27%

See Notes to Financial Statements

Hillman Capital Management Funds

Notes to Financial Statements

 ____________________________________________________

1.	Organization and Significant Accounting Policies

The Hillman Advantage Equity Fund, and The Hillman Focused Advantage Fund, (collectively the “Funds” and individually a “Fund”) are series funds. The Funds are part of the Hillman Capital Management Investment Trust (the “Trust”), which was organized as a Delaware Business Statutory Trust and is registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, as an open-ended management investment company.

The Hillman Advantage Equity Fund (“Advantage Equity Fund”) commenced operations on December 29, 2000. The investment objective of the Fund is to seek maximum total return through a combination of long-term capital appreciation and current income.

The Hillman Focused Advantage Fund (“Focused Advantage Fund”) commenced operations on December 29, 2000. The investment objective of the Fund is to seek long-term capital appreciation.

The Board of Trustees of the Trust (the “Trustees”) approved, on February 14, 2006, a plan to authorize three new classes of shares for both Funds designated as Class A Shares, Class B Shares, and Class C Shares. On July 18, 2006, the Class A Shares, Class B Shares, and Class C Shares became effective. The Funds currently have an unlimited number of authorized shares, which are divided into four classes – No Load Shares, Class A Shares, Class B Shares, and Class C Shares.

Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Funds’ Class B and Class C shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge. Class B shares are charged at the rate of 5% in the first year and declining to 0% over a six-year period, and Class C shares at a rate of 1% if redeemed in the first year, which is payable to the Distributor of the Trust. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested. The No Load, Class A, Class B, and Class C shares are subject to distribution plan fees as described in Note 3. Class B shares automatically convert into Class A shares after eight years, and Class C shares are automatically converted into the No Load shares after ten years.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Funds bear expenses incurred specifically on their behalf as well as a portion of general trust expenses, which are allocated according to methods reviewed annually by the Trustees.

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements

___________________________________________________

Dividend Distributions

The Funds may declare and distribute dividends from net investment income (if any) at the end of each calendar quarter. Distributions from capital gains (if any) are generally declared and distributed annually.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates

Advisor

The Funds pay a monthly advisory fee to Hillman Capital Management, Inc. (the “Advisor”) based upon the average daily net assets of each Fund and calculated at the annual rate of 1.00%. For the year ended September 30, 2007, the Advisor has voluntarily waived a portion of these fees in the amounts of $224,477 and $219,575 for the Advantage Equity Fund and the Focused Advantage Fund, respectively.

Administrator

Each Fund pays a monthly administration fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of each Fund and calculated at the annual rates as shown in the following schedule which is subject to a minimum of $2,000 per month per Fund. The Administrator also receives a fee to procure and pay the custodian for each Fund, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. A breakdown of these fees is provided in the following schedule.

Compliance Services

Nottingham Compliance Services, LLC, a fully owned affiliate of The Nottingham Company, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the Securities and Exchange Commission. It receives compensation for this service at an annual rate of $7,750 per Fund.

Transfer Agent

North Carolina Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Funds. It receives compensation for its services based upon $15 per shareholder per year, subject to a minimum fee of $1,750 per month per Fund, plus $500 per month for each additional class of shares. For the year ended September 30, 2007, the Transfer Agent has voluntarily waived a portion of its fees in the amounts of $9,000 and $1,628 for the Advantage Equity Fund and the Focused Advantage Fund, respectively.

Distributor

Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of suchcharges to dealers through whom the sale was made, if any. During the fiscal year ended September 30, 2007, there were no sales charges for the Advantage Equity Fund and sales charges of $3,622 for the Focused Advantage Fund.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

Administration Fees (1)		Custody Fees (2)		Fund Accounting Fees (monthly)	Fund Accounting Asset Based		Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate		Average Net Assets	Annual Rate
First $50 million	0.125%	First $100 million	0.020%	$2,250	All Assets	0.01%	$150 per state
Next $50 million	0.100%	Over $100 million	0.009%	$750 (3)			per class
Over $100 million	0.075%
(1)	Subject to a minimum fee of $2,000 per month
(2)	Subject to a minimum fee of $400 per month

(3)    For each additional class.

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements

____________________________________________________

3.    Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act), of the Trust adopted distribution and service plans pursuant to Rule 12b-1 of the 1940 Act (the “Plans”) applicable to the No Load Shares, Class A Shares, Class B Shares, and Class C Shares. The 1940 Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plans provide that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the No Load Shares and Class A Shares or 1.00% per annum of the average daily net assets of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of No Load Shares, Class A Shares, Class B Shares, and Class C Shares in the Funds or support servicing of those classes’ shareholder accounts. See the table below for a breakout of the 12b-1 fees incurred for the Advantage Equity Fund and the Focused Advantage Fund for the fiscal year ended September 30, 2007.

	12b-1 fees incurred
Fund	No Load Shares	Class A Shares	Class B Shares	Class C Shares
Advantage Equity	$62,305	$ -	$ -	$ -
Focused Advantage	$229,729	$644	$244	$ 3,794

4.	Purchases and Sales of Investment Securities

For the fiscal year ended September 30, 2007 the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Advantage Equity	$3,046,040	$3,676,767
Focused Advantage	$48,912,807	$34,663,011

There were no purchases of long-term U.S. Government Obligations for either Fund during the fiscal year ended September 30, 2007.

5.	Federal Income Tax

The tax components of capital shown in Table 1 represent: (1) distribution requirements the Funds must satisfy under the income tax regulations, and (2) unrealized appreciation or depreciation of investments for federal income tax purposes as of September 30, 2007.

Other book tax differences in the current year primarily consist of adjustments due to reclassifications of income received from investments in real estate investment trusts and different book and tax treatment of short-term capital gains.

Table 1	Undistributed
Fund	Ordinary Income	Long-Term Capital Gains	Net Tax Appreciation
Advantage Equity	$128,325	$1,005,110	$5,245,332
Focused Advantage	$1,159,224	$4,848,697	$6,966,260

As a result of permanent differences between the financial statement and income tax reporting requirements, the following reclassifications, shown below in Table 2, were made for the year ended September 30, 2007. These reclassifications had no effect on the net assets or the net asset value of the Funds.

Table 2	Increase (Decrease) in
Fund	Paid-in Capital	Undistributed
		Net Investment Income	Net Realized Gain on Investments
Advantage Equity	$ -	$36,700	($36,700)
Focused Advantage	$ -	$254,802	($254,802)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2007 are noted on the following page, in Table 3. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements

___________________________________________________

Table 3	Federal Tax Cost	Aggregate Gross Unrealized
Fund		Appreciation	Depreciation
Advantage Equity	$20,500,098	$6,221,383	($976,051)
Focused Advantage	$98,556,045	$14,800,354	($7,834,094)

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, net investment losses and capital loss carry-forwards. Permanent differences such as tax returns of capital and net investment losses, if any, would be reclassified against capital.

For the year ended September 30, 2007	Distributions from
Fund	Ordinary Income	Long-Term Capital Gains
Advantage Equity	$307,074	$1,628,315
Focused Advantage	$1,819,866	$4,778,776

For the year ended September 30, 2006	Distributions from
Fund	Ordinary Income	Long-Term Capital Gains
Advantage Equity	$389,131	$124,336
Focused Advantage	$1,355,046	$ 1,446,145

6.    Capital Share Transactions

For the fiscal years or period ended September 30,	Advantage Equity Fund
	No Load Shares		Class A Shares
	2007	2006	2007	2006 (1)
Transactions in Fund Shares			-	793
Shares sold	110,573	288,671
Reinvested distributions	139,156	38,825	61	1
Shares repurchased	(140,750)	(187,293)	-	-
Net Increase in Capital Shares	108,979	140,203	61	794
Shares Outstanding, Beginning of Period	1,712,852	1,572,649	794	-
Shares Outstanding, End of Period	1,821,831	1,712,852	855	794
(1)	For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006.

For the fiscal years or period ended September 30,	Advantage Equity Fund
	Class B Shares		Class C Shares
	2007	2006 (1)	2007	2006 (1)
Transactions in Fund Shares			-	792
Shares sold	-	792
Reinvested distributions	59	-	59	-
Shares repurchased	-	-	-	-
Net Increase in Capital Shares	59	792	59	792
Shares Outstanding, Beginning of Period	792	-	792	-
Shares Outstanding, End of Period	851	792	851	792

(1) For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006.

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements

___________________________________________________

For the fiscal years or period ended September 30,	Focused Advantage Fund
	No Load Shares		Class A Shares
	2007	2006	2007	2006 (1)
Transactions in Fund Shares			36,370	716
Shares sold	4,204,535	5,099,562
Reinvested distributions	351,247	174,545	411	1
Shares repurchased	(3,169,182)	(4,577,945)	(1,171)	-
Net Increase in Capital Shares	1,386,600	696,162	35,610	717
Shares Outstanding, Beginning of Period	5,122,096	4,425,934	717	-
Shares Outstanding, End of Period	6,508,696	5,122,096	36,327	717

(1) For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006.

For the fiscal years or period ended September 30,	Focused Advantage Fund
	Class B Shares		Class C Shares
	2007	2006 (1)	2007	2006 (1)
Transactions in Fund Shares			36,148	716
Shares sold	6,609	716
Reinvested distributions	113	-	767	-
Shares repurchased	-	-	(963)	-
Net Increase in Capital Shares	6,722	716	35,952	716
Shares Outstanding, Beginning of Period	716	-	716	-
Shares Outstanding, End of Period	7,438	716	36,668	716

(1) For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006.

7. New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in a Fund’s calculation of net asset value per share as late as the Fund’s last such calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in their Semi-Annual Report on March 31, 2008. At this time, management is evaluating the implications of FIN 48. Although not yet determined, management does not expect FIN 48 to have a material impact on the financial statements.

                                                                                                                                  (Continued)

Hillman Capital Management Funds

Notes to Financial Statements

_____________________________________________________

8.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds entered into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Hillman Capital Management Investment Trust

and Shareholders of The Hillman Advantage Equity Fund

and The Hillman Focused Advantage Fund

We have audited the accompanying statements of assets and liabilities of The Hillman Advantage Equity Fund and The Hillman Focused Advantage Fund, each a series of shares of Hillman Capital Management Investment Trust, including the schedules of investments, as of September 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years ended September 30, 2004 were audited by other auditors whose report dated November 2, 2004 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Hillman Advantage Equity Fund and The Hillman Focused Advantage Fund as of September 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

November 1, 2007

Hillman Capital Management Funds

Additional Information (Unaudited)

________________________________________________________

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Funds’ Statement of Additional Information which is available, without charge, upon request, by calling 1-800-773-3863. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on From N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the Funds at 1-800-773-3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

3.	Tax Information

We are required to advise you within 60 days of the Funds’ fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Funds’ fiscal year ending, September 30, 2007.

During the fiscal year, the Advantage Equity Fund and Focused Advantage Fund paid a long-term capital gain distribution of $1,628,315, and $4,778,776, respectively.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. For the purposes of computing the dividends eligible for reduced tax rates, all of the dividends paid by the funds from ordinary income earned during the fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. For the purposes of computing this exclusion, all of the dividends paid by the fund from ordinary income earned during the fiscal year represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information reporting.

4.	Information about Trustees and Officers

The business and affairs of the Funds and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Funds is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Funds includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $6,000 during the fiscal year ended September 30, 2007 from each Fund for their services to the Funds and Trust. The Interested Trustee and officers did not receive compensation from the Funds for their services to the Funds and Trust.

                                                                                                                                   (Continued)

Hillman Capital Management Funds

Additional Information (Unaudited)

________________________________________________________

Name, Age, and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Jack E. Brinson, 75	Trustee	Since 12/2000	Retired since January 2000; previously, President, Brinson Investment Co. (personal investments) and President, Brinson Chevrolet, Inc. (auto dealership).	2

Independent Trustee of the following – Gardner Lewis Investment Trust for the three series of that trust; The Nottingham Investment Trust II for the six series of that trust; New Providence Investment Trust for the one series of that trust; Tilson Investment Trust for the two series of that trust; and DGHM Investment Trust for the one series of that trust (all registered investment companies)

Theo H. Pitt, Jr., 71	Trustee and Chairman	Since 12/2000	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 and Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) since September 2003.	2

Independent Trustee of the following – Gardner Lewis Investment Trust for the three series of that trust; Tilson Investment Trust for the two series of that trust; DGHM Investment Trust for the one series of that trust; and NCM Capital Investment Trust for the one series of that trust (all registered investment companies)

Interested Trustee*
Mark A. Hillman, 45 7600 Wisconsin Avenue Suite 650 Bethesda, MD 20814	Trustee and President (Principal Executive Officer)	Trustee and President since 12/2000	President, Hillman Capital Management, Inc. (investment advisor to the Funds); previously, Chief Investment Officer, Menocal Capital Management, Inc. (investment advisor).	2	None
* Basis of Interestedness. Mr. Hillman is an Interested Trustee because he is an officer of Hillman Capital Management, Inc., the investment advisor to the Funds.
Other Officers
John D. Marriott, Jr., 46	Treasurer (Principal Financial Officer)	Since 8/2007

Manager, Fairview Investment Services, LLC (investment services) since February, 2007; Registered Principal, Capital Investment Group, Inc. (distributor to the Funds) since February, 1997; previously, Managing Director of North Carolina Shareholders, LLC.

				n/a	n/a
C. Frank Watson III, 37 107 Glenwood Avenue Raleigh, NC 27603	Chief Compliance Officer	Since 5/2006	President, Fairview Investment Services, LLC since June 2005; previously, President and Chief Operating Officer, The Nottingham Company (administrator to the Fund).	n/a	n/a
Jacob S. Brown, 27	Assistant Secretary	Since 04/07	Financial Reporting Manager, The Nottingham Company since 2003; previously Intern, Sara Lee Corporation (food products and household goods).	n/a	n/a
A. Vason Hamrick, 30	Secretary and Assistant Treasurer	Since 04/07	Corporate Counsel, The Nottingham Company since 2004.	n/a	n/a

The Hillman Capital Management

Mutual Funds are series of the

Hillman Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

NC Shareholder Services, LLC	Hillman Capital Management, Inc.
116 South Franklin Street	7600 Wisconsin Ave
Post Office Drawer 4365	Suite 650
Rocky Mount, North Carolina 27803	Bethesda, Maryland 20814

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @:	World Wide Web @:

nottinghamco.com	hillmancapital.com

Item 2.	CODE OF ETHICS.
(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments during the period covered by this report.
(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.
(f)(1)	A copy of the code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer is filed pursuant to Item 12.(a)(1) below.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1)	The registrant’s board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee.
(a)(2)	Not applicable.
(a)(3)

The registrant believes that the registrant’s current audit committee has sufficient knowledge and experience to meet its obligations as an audit committee of the registrant, but the registrant’s Board of Trustees has determined that it would consider naming or finding a qualified candidate who meets the requirements of an audit committee financial expert should there be a need or desire to appoint such a person in the future.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees – Audit fees billed for the registrant for the fiscal years ended September 30, 2006 and September 30, 2007 are reflected in the table below. These amounts represent aggregate fees billed by the registrant’s independent accountant, Briggs, Bunting & Dougherty, LLP (“Accountant”), in connection with the annual audits of the registrant’s financial statements and for services normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings.

Fund	2006	2007
The Hillman Focused Advantage Fund (formerly The Hillman Aggressive Equity Fund)	$11,500	$13,000
The Hillman Advantage Equity Fund (formerly The Hillman Total Return Fund)	$12,500	$13,000
(b)

Audit-Related Fees – There were no additional fees billed in the fiscal years ended September 30, 2006 and September 30, 2007 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)

Tax Fees – The tax fees billed in the fiscal years ended for September 30, 2006 and September 30, 2007 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of each fund’s federal, state, and excise tax returns and assistance with distribution calculations.

Fund	2006	2007
The Hillman Focused Advantage Fund	$2,000	$2,000
The Hillman Advantage Equity Fund	$2,000	$2,000

(d)	All Other Fees –There were no other fees billed by the Accountant which were not disclosed in Items (a) through (c) above during the fiscal years ended September 30, 2006 and September 30, 2007.
(e)(1)

The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not Applicable.
(g)

Aggregate non-audit fees billed by the Accountant to the registrant for services rendered during the fiscal years ended September 30, 2006 and 2007 were $4,000, respectively. There were no non-audit fees billed by the Accountant for services rendered to the registrant’s investment adviser, or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

   Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

   Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ Mark A. Hillman
Mark A. Hillman, Trustee, President and Principal Executive Officer

Date: November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark A. Hillman
Mark A. Hillman, Trustee, President and Principal Executive Officer

Date: November 27, 2007

By: (Signature and Title)	/s/ John D. Marriott, Jr.

John D. Marriott, Jr., Treasurer and Principal Financial Officer

Date: November 27, 2007